Income Taxes - Components of Income Tax (Benefit) Expense (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred
Income tax (benefit) expense	$ (13,952,000)	$ (2,993,000)	$ 7,577,000	$ (906,000)
Successor [Member]
Current
Current, Federal		1,300,000	(12,000,000)
Current, State		2,000,000	400,000	800,000
Current, Non-U.S.		5,200,000	6,100,000	2,900,000
Total income tax (benefit) expense, Current		8,500,000	(5,500,000)	3,700,000
Deferred
Deferred, Federal		(8,300,000)	13,300,000	(3,800,000)
Deferred, State		(2,400,000)	(200,000)	(600,000)
Deferred, Non-U.S.		(800,000)		(200,000)
Total income tax (benefit) expense, deferred		(11,449,000)	13,111,000	(2,554,000)
Income tax (benefit) expense		(2,993,000)	7,577,000	(906,000)
Predecessor [Member]
Current
Current, Federal	100,000
Current, State	400,000
Current, Non-U.S.	500,000
Total income tax (benefit) expense, Current	1,000,000
Deferred
Deferred, Federal	(13,600,000)
Deferred, State	(1,200,000)
Deferred, Non-U.S.	(200,000)
Total income tax (benefit) expense, deferred	(18,243,000)
Income tax (benefit) expense	$ (13,952,000)